Operating expenses and crude oil stock fluctuation (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of operating expenses

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Fees and compensation for services	67,209	55,813	10,956	47,371
Consumption of materials and repairs	17,062	9,694	4,028	15,416
Salaries and social security charges	10,943	7,353	1,515	7,714
Easements and canons	9,632	7,147	1,329	4,082
Transportation	2,914	2,204	113	531
Employee benefits	2,836	1,421	270	1,240
General expenses	3,835	2,613	156	1,107

Total operating expenses	114,431	86,245	18,367	77,461

Schedule of crude oil fluctuation

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018		Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Inventories of crude oil at the beginning of the period/year (Note 18)	2,722	2,201	(1)	1,468	9,034
Plus: Charges for the period/year
Incorporation of inventories for acquisition of companies (2)		1,762		—	—
Less: Inventories of crude oil at the end of the period/year (Note 18)	(3,032)	(2,722)		(2,201)	(1,468)

Total crude oil stock fluctuation	(310)	1,241		(733)	7,566

(1)	The inventory of crude oil acquired from PELSA for an amount of 2,201 are included in the inventories at the beginning of the period held by the Successor entity.
(2)	This amount includes the inventory of crude oil acquired from APCO and acquired from the 3.85%. There was no inventory acquired from JdM nor Medanito.